Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Revenue by Geographic Region

Revenue by geographic region based on the billing address is as follows (in thousands):

	Year Ended December 31,
	2011	2012	2013
Revenue:
United States	$30,050	$66,556	$116,730
EMEA	1,129	6,628	22,845
APAC	1,142	6,488	16,004
Other	1,337	3,644	5,973

Total revenue	$33,658	$83,316	$161,552